Administrative expenses	12 Months Ended
Dec. 31, 2023
Administrative expenses
Administrative expenses

25.  Administrative expenses

This caption is made up as follows:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Personnel expenses	34,356	32,697	32,209
Professional fees	9,907	10,920	12,393
Sundry charges	8,915	9,070	8,968
Board of Directors’ compensation	2,223	3,873	1,992
Short-term and low-value lease	2,021	1,554	294
Depreciation and amortization	1,998	2,460	3,680
Subscriptions and quotes	1,469	1,366	1,426
Insurance	1,326	1,302	1,748
Maintenance and repairs	712	546	546
Communications	748	825	854
Transport	673	525	278
Canons and tributes	541	447	369
Travel and mobility	258	230	100
Consumption of materials and supplies	218	242	398
Donations	—	251	607
Software licenses	—	1,420	1,723
Others	3,818	—	—
	69,183	67,728	67,585

See related accounting policies in Note 2.4(x).